Derivative Financial Instruments and Hedging (Notional Amounts of Derivative Instruments and Other, Fair Values of Derivative Instruments and Other before Offsetting) (Parenthetical) (Detail) - JPY (¥)
¥ in Millions
	Sep. 30, 2026	Mar. 31, 2026
Derivatives, Fair Value [Line Items]
Derivative assets Fair value	¥ 126,433	¥ 154,513
Derivative liabilities Fair value	93,669	118,058
Futures | Variable Annuity and Variable Life Insurance Contracts
Derivatives, Fair Value [Line Items]
Notional amount	940	1,741
Derivative assets Fair value	4	47
Derivative liabilities Fair value	13	6
Foreign exchange contracts | Variable Annuity and Variable Life Insurance Contracts
Derivatives, Fair Value [Line Items]
Notional amount	600	964
Derivative assets Fair value	4	8
Derivative liabilities Fair value	¥ 2	¥ 23